Income Taxes (Details) - Schedule of effective tax rate for the year - CHINA	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	[1]
Income Taxes (Details) - Schedule of effective tax rate for the year [Line Items]
China Income tax statutory rate	25.00%	25.00%
Effect of favorable income tax rates	(23.80%)	(25.00%)
Effect of temporary differences	1.20%	(4.70%)
Effect of non-deductible expenses	10.00%
Effect of previous year net operating loss	(3.80%)
Effective tax rate for the continuing operation	8.70%	(4.70%)

[1]	For the year ended December 31, 2018, all the Group business was related to the equipment and engineering businesses, which was disposed in November 2020 and included in discontinued operations.